Equity - Summary of Non-controlling Interests (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Beginning balance	$ 342,270,913		$ 314,750,655	$ 313,276,385
Share of profit for the year	1,180,685	$ 37,637	1,437,974	1,849,952
Other comprehensive income (loss) for the year
Exchange difference on translating foreign operations	(5,275,665)	(168,175)	12,788,423	(1,536,221)
Share in other comprehensive income (loss) from associates accounted for using the equity method	37,442	1,194	(18,192)	(28,511)
Non-controlling interest arising from capital increase of subsidiaries			177,487
Ending balance	368,629,100	11,751,006	342,270,913	314,750,655
Non-controlling interests [member]
Beginning balance	22,244,661	709,106	20,270,547	18,608,124
Share of profit for the year	1,180,685	37,637	1,437,974	1,849,952
Other comprehensive income (loss) for the year
Exchange difference on translating foreign operations	(58,098)	(1,852)	687,077	(47,301)
Unrealized gain (loss) on equity instruments at FVTOCI	(3,354)	(107)	6,599	26,560
Gain (loss) from hedging	(252,210)	(8,040)	124,336	(69,189)
Remeasurement on defined benefit plans	14,186	452	3,270	(15,876)
Share in other comprehensive income (loss) from associates accounted for using the equity method	9,814	313	(7,157)	(7,514)
Non-controlling interests arising from acquisition of subsidiaries	27,315	871	0	0
Acquisition of non-controlling interests in subsidiaries	22,335	712	0	0
Decrease in non-controlling interests arising from disposal of subsidiary	(2,184)	(70)	0	(295,895)
Non-controlling interest arising from capital increase of subsidiaries	0	0	177,487	427,913
The Group's subscription for subsidiaries' capital increase at a percentage different from its existing ownership	0	0	69,141	0
Cash dividends distributed to non-controlling interests	(514,157)	(16,390)	(593,390)	(912,261)
Non-controlling interest relating to outstanding vested employee share options granted by subsidiaries	578,048	18,427	238,183	293,740
Repurchase of outstanding shares by subsidiaries (Note 31)	(313,843)	(10,004)	(270,291)	0
Non-controlling interest arising from exercised convertible bonds issued by subsidiaries	3,241,783	103,340	0	0
Equity component of convertible bonds issued by subsidiaries	272,167	8,676	100,885	412,294
Ending balance	$ 26,447,148	$ 843,071	$ 22,244,661	$ 20,270,547